SALE OF ASSETS (Details Narrative)	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Sale Of Assets
Principal amount | $	$ 165,000
Original issue discount	10.00%
Conversion price | $ / shares	$ 0.003
Common stock shares | shares	55,000,000
Purchase of Common stock warrants | shares	55,000,000
Exercise price | $ / shares	$ 0.01
Sale of asset | $	$ 150,000